Notes Payable (Details)	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)
Notes Payable (Details) [Line Items]
Restricted cash	$ 7,490,000
Bank credit line facilities available for borrowing	290,000
Deposit amount	4,730,000
Line of credit total	29,550,000
Hangzhou United Bank [Member]
Notes Payable (Details) [Line Items]
Bank notes payable	29,260,000
Bank credit line facilities available for borrowing	17,330,000
Hangzhou United Bank [Member] | Notes Payable to Banks [Member]
Notes Payable (Details) [Line Items]
Bank notes payable	29,255,776	¥ 200,916,968	$ 34,189,022	¥ 216,734,469
Restricted cash	12,217,616	83,905,700	16,786,296	106,413,368
Hangzhou United Bank One [Member] | Notes Payable to Banks [Member]
Notes Payable (Details) [Line Items]
Restricted cash	$ 4,732,366	¥ 32,500,000	$ 9,070,402	¥ 57,500,000
Term of deposit	3 years